Investment Portfolio - July 31, 2020

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 94.1%

Communication Services - 9.8%
Entertainment - 3.2%
Nexon Co. Ltd. (Japan)	321,600	$8,262,487
Sea Ltd. - ADR (Taiwan)*	76,250	9,317,750
		17,580,237
Interactive Media & Services - 4.6%
Auto Trader Group plc (United Kingdom)[1]	860,890	6,013,778
Tencent Holdings Ltd. - Class H (China)	289,900	19,886,623
		25,900,401
Media - 2.0%
Quebecor, Inc. - Class B (Canada)	489,438	11,166,692
Total Communication Services		54,647,330
Consumer Discretionary - 13.6%
Hotels, Restaurants & Leisure - 4.2%
Aristocrat Leisure Ltd. (Australia)	144,395	2,707,332
Compass Group plc (United Kingdom)	373,450	5,138,389
InterContinental Hotels Group plc (United Kingdom)	110,130	5,072,725
Restaurant Brands International, Inc. (Canada)	178,575	10,093,059
		23,011,505
Household Durables - 2.1%
Nikon Corp. (Japan)	809,300	5,658,161
Sony Corp. (Japan)	78,500	6,099,061
		11,757,222
Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd. - ADR (China)*	69,165	17,361,798
Specialty Retail - 1.4%
Industria de Diseno Textil S.A. (Spain)	295,550	7,831,473
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG (Germany)*	26,975	7,439,111
lululemon athletica, Inc. (United States)*	25,440	8,283,009
		15,722,120
Total Consumer Discretionary		75,684,118
Consumer Staples - 16.0%
Beverages - 4.7%
Ambev S.A. - ADR (Brazil)	1,408,551	3,774,917
Anheuser-Busch InBev S.A./N.V. (Belgium)	187,395	10,176,171
Diageo plc (United Kingdom)	336,055	12,296,504
		26,247,592
Food Products - 6.3%
Danone S.A. (France)	177,220	11,861,948
Nestle S.A. (Switzerland)	193,665	23,030,983
		34,892,931
Personal Products - 5.0%
Beiersdorf AG (Germany	75,796	9,050,486

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	310,470	$18,777,226
		27,827,712
Total Consumer Staples		88,968,235
Energy - 8.2%
Energy Equipment & Services - 1.1%
Schlumberger Ltd. (United States)	338,650	6,143,111
Oil, Gas & Consumable Fuels - 7.1%
BP plc - ADR (United Kingdom)	83,320	1,836,373
Cameco Corp. (Canada)	1,048,960	10,657,433
Royal Dutch Shell plc - Class B - ADR (Netherlands)	292,440	8,276,052
TOTAL SE - ADR (France)	224,060	8,438,100
Tourmaline Oil Corp. (Canada)	1,023,675	10,409,088
		39,617,046
Total Energy		45,760,157
Financials - 10.5%
Banks - 4.1%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	180,715	4,704,012
FinecoBank Banca Fineco S.p.A. (Italy)*	1,241,150	18,093,241
		22,797,253
Capital Markets - 2.9%
Deutsche Boerse AG (Germany)	88,620	16,123,911
Insurance - 3.5%
Admiral Group plc (United Kingdom)	494,940	15,434,610
Hastings Group Holdings plc (United Kingdom)[1]	1,458,830	3,968,501
		19,403,111
Total Financials		58,324,275
Health Care - 16.0%
Health Care Equipment & Supplies - 9.4%
Alcon, Inc. (Switzerland)*	218,088	13,080,918
Getinge AB - Class B (Sweden)	467,995	11,304,231
Medtronic plc (United States)	121,295	11,702,542
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	6,276,000	15,982,332
		52,070,023
Life Sciences Tools & Services - 2.6%
Gerresheimer AG (Germany)	126,360	14,536,360
Pharmaceuticals - 4.0%
Novartis AG - ADR (Switzerland)	166,395	13,667,686
Perrigo Co. plc (United States)	158,110	8,382,992
		22,050,678
Total Health Care		88,657,061

Investment Portfolio - July 31, 2020

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 7.8%
Aerospace & Defense - 0.6%
Airbus SE (France)*	44,050	$3,224,291
Airlines - 2.1%
Ryanair Holdings plc - ADR (Ireland)*	153,270	11,495,250
Commercial Services & Supplies - 0.7%
Bingo Industries Ltd. (Australia)	2,960,940	4,068,189
Machinery - 1.4%
The Weir Group plc (United Kingdom)	511,406	7,952,111
Trading Companies & Distributors - 1.6%
Brenntag AG (Germany)	145,015	8,949,335
Transportation Infrastructure - 1.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	551,800	2,302,163
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	39,735	2,665,821
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	25,600	2,555,648
		7,523,632
Total Industrials		43,212,808
Information Technology - 9.5%
IT Services - 5.8%
Accenture plc - Class A (United States)	45,430	10,211,755
Adyen N.V. (Netherlands)*1.	3,100	5,174,396
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Keywords Studios plc (Ireland)	129,902	$3,234,202
StoneCo Ltd. - Class A (Brazil)*	104,060	4,964,702
TravelSky Technology Ltd. - Class H (China)	4,340,000	8,347,931
		31,932,986
Technology Hardware, Storage & Peripherals - 3.7%
Samsung Electronics Co. Ltd. (South Korea)	424,110	20,727,891
Total Information Technology		52,660,877
Materials - 2.7%
Chemicals - 1.6%
Akzo Nobel N.V. (Netherlands)	92,468	8,712,770
Metals & Mining - 1.1%
Lundin Mining Corp. (Chile)	1,137,258	6,367,864
Total Materials		15,080,634
TOTAL COMMON STOCKS
(Identified Cost $477,733,087)		522,995,495

SHORT-TERM INVESTMENT - 4.4%

Dreyfus Government Cash Management, Institutional Shares, 0.71%[2]
(Identified Cost $24,410,832)	24,410,832	24,410,832

TOTAL INVESTMENTS - 98.5%
(Identified Cost $502,143,919)		547,406,327
OTHER ASSETS, LESS LIABILITIES -1.5%		8,530,719
NET ASSETS - 100%		$555,937,046

ADR - American Depositary Receipt

*	Non-income producing security.
[1]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $15,156,675, or 2.7% of the Series’ net assets as of July 31, 2020.
[2]	Rate shown is the current yield as of July 31, 2020.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 13.8%, China - 11.1% and Germany - 10.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant

Investment Portfolio - July 31, 2020

(unaudited)

observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$54,647,330	$20,484,442	$34,162,888	$—
Consumer Discretionary	75,684,118	35,737,866	39,946,252	—
Consumer Staples	88,968,235	22,552,143	66,416,092	—
Energy	45,760,157	45,760,157	—	—
Financials	58,324,275	4,704,012	53,620,263	—
Health Care	88,657,061	46,834,138	41,822,923	—
Industrials	43,212,808	19,018,882	24,193,926	—
Information Technology	52,660,877	15,176,457	37,484,420	—
Materials	15,080,634	6,367,864	8,712,770	—
Short-Term Investment	24,410,832	24,410,832	—	—
Total assets	$547,406,327	$241,046,793	$306,359,534	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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